United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 03/31/13

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     April 15, 2013
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:78
Form 13F Information Table Entry Total:	323,208
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     9190    86448 SH       Sole                                   86448
AFLAC Inc                      COM              001055102     6616   127186 SH       Sole                                  127186
AT&T Inc New                   COM              00206R102     3698   100779 SH       Sole                                  100779
American Express Company       COM              025816109     6465    95838 SH       Sole                                   95838
Apache Corp                    COM              037411105     4251    55087 SH       Sole                                   55087
Apple Inc                      COM              037833100     3451     7796 SH       Sole                                    7796
Artesian Res Corp Cl A Class A COM              043113208     1542    68620 SH       Sole                                   68620
Auto Data Processing           COM              053015103     9083   139674 SH       Sole                                  139674
Beam Inc.                      COM              073730103     1606    25283 SH       Sole                                   25283
Berkshire Hathaway B New Class COM              084670207      424     4072 SH       Sole                                    4072
Boeing Co                      COM              097023105     8866   103269 SH       Sole                                  103269
Bristol-Myers Squibb Co        COM              110122108      475    11527 SH       Sole                                   11527
Broadcom Corp Class A          COM              111320107     3520   101488 SH       Sole                                  101488
Church & Dwight Co Inc         COM              171340102     3455    53452 SH       Sole                                   53452
Cisco Systems Inc              COM              17275R102      392    18762 SH       Sole                                   18762
Colgate-Palmolive Co           COM              194162103     6843    57973 SH       Sole                                   57973
ConocoPhillips                 COM              20825C104     2455    40854 SH       Sole                                   40854
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     9021    71689 SH       Sole                                   71689
Du Pont E I De Nemour&co       COM              263534109     8463   172144 SH       Sole                                  172144
E M C Corp Mass                COM              268648102     5328   223013 SH       Sole                                  223013
Exponent Inc                   COM              30214u102     2636    48868 SH       Sole                                   48868
Exxon Mobil Corporation        COM              30231g102     9602   106560 SH       Sole                                  106560
FMC Technologies Inc           COM              30249u101     6334   116454 SH       Sole                                  116454
Fedex Corporation              COM              31428X106     7821    79646 SH       Sole                                   79646
Fortune Brands HM & SEC        COM              34964C106      632    16883 SH       Sole                                   16883
General Electric Company       COM              369604103     5193   224612 SH       Sole                                  224612
Glaxosmithkline Plc Adrf Spons COM              37733W105     5020   107023 SH       Sole                                  107023
Home Depot Inc                 COM              437076102    10253   146937 SH       Sole                                  146937
Honeywell International        COM              438516106     6863    91080 SH       Sole                                   91080
International Business Machine COM              459200101    12303    57681 SH       Sole                                   57681
JP Morgan Chase & Co           COM              46625h100     7420   156350 SH       Sole                                  156350
Johnson & Johnson              COM              478160104    11012   135068 SH       Sole                                  135068
Kimberly-Clark Corp            COM              494368103     2289    23366 SH       Sole                                   23366
Kraft Foods Group              COM              50076Q106     1398    27120 SH       Sole                                   27120
L Brands Inc                   COM              532716107     2920    65373 SH       Sole                                   65373
Lab Cp Of Amer Hldg New        COM              50540R409     3241    35935 SH       Sole                                   35935
McCormick & Co Inc N-Vt Non Vo COM              579780206     9136   124219 SH       Sole                                  124219
McDonalds Corp                 COM              580135101     9085    91132 SH       Sole                                   91132
Medtronic Inc                  COM              585055106     3633    77366 SH       Sole                                   77366
Microsoft Corp                 COM              594918104     9095   317943 SH       Sole                                  317943
Nordson Corp                   COM              655663102     5629    85356 SH       Sole                                   85356
Oracle Corporation             COM              68389x105      423    13091 SH       Sole                                   13091
Pepsico Incorporated           COM              713448108     9076   114726 SH       Sole                                  114726
Pfizer Incorporated            COM              717081103      444    15370 SH       Sole                                   15370
Pinnacle West Capital Cp       COM              723484101      212     3658 SH       Sole                                    3658
Procter & Gamble               COM              742718109     5371    69703 SH       Sole                                   69703
RPM International Inc Delaware COM              749685103    10091   319537 SH       Sole                                  319537
Resmed Inc                     COM              761152107     2258    48704 SH       Sole                                   48704
South Jersey Inds Inc          COM              838518108     7411   133315 SH       Sole                                  133315
Stryker Corp                   COM              863667101     5488    84113 SH       Sole                                   84113
Texas Instruments Inc          COM              882508104     4819   135827 SH       Sole                                  135827
The Southern Company           COM              842587107     6758   144034 SH       Sole                                  144034
Tiffany & Co New               COM              886547108     3403    48939 SH       Sole                                   48939
U G I Corporation New          COM              902681105     3622    94353 SH       Sole                                   94353
Under Armour Inc Cl A          COM              904311107     6095   119038 SH       Sole                                  119038
V F Corporation                COM              918204108     7298    43507 SH       Sole                                   43507
Valley National Bancorp        COM              919794107     5016   489827 SH       Sole                                  489827
Verizon Communications         COM              92343v104     8233   167499 SH       Sole                                  167499
Wal-Mart Stores Inc            COM              931142103     1048    14006 SH       Sole                                   14006
Walt Disney Company            COM              254687106     9900   174302 SH       Sole                                  174302
UMH Properties Inc. REIT       COM              903002103      156    15160 SH       Sole                                   15160
Washington Real Estate Investm COM              939653101     7380   265086 SH       Sole                                  265086
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     8914    73506 SH       Sole                                   73506
Schwab US Aggregate Bond ETF   1-3 YR TRS Bd    808524839     1403    26865 SH       Sole                                   26865
Schwab US TIPS ETF             1-3 YR TRS Bd    808524870     2385    41098 SH       Sole                                   41098
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1949    22137 SH       Sole                                   22137
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     5044    62284 SH       Sole                                   62284
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      820    30341 SH       Sole                                   30341
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      718    13173 SH       Sole                                   13173
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      638    22385 SH       Sole                                   22385
Ishares MSCI South Korea Index STK IDX          464286772      696    11713 SH       Sole                                   11713
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      635     8925 SH       Sole                                    8925
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     6399   157932 SH       Sole                                  157932
Amerigas Partners Limited Part                  030975106      516    11485 SH       Sole                                   11485